OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

January 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Re:	Oppenheimer Rochester Intermediate Term Municipal Fund
Reg. No. 333- 147208; File No. 811-22142

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 25, 2013.

Sincerely,

/s/ Adrienne Ruffle
Adrienne Ruffle
Vice President & Associate Counsel

cc:	Kramer Levin Naftalis & Frankel LLP
Edward Gizzi
Gloria LaFond